Stockholder’s Equity (Details) - Schedule of Stock-Based Compensation Expense - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Stock-Based Compensation Expense [Line Items]
Total stock-based compensation expense	$ 1,117	$ 1,258	$ 4,135	$ 69
Research and Development Expense [Member]
Schedule of Stock-Based Compensation Expense [Line Items]
Total stock-based compensation expense	145	330	898	45
General and Administrative Expense [Member]
Schedule of Stock-Based Compensation Expense [Line Items]
Total stock-based compensation expense	$ 972	$ 928	$ 3,237	$ 24